Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of provisions for contingencies

					Loss
					adjustments
	Provision			Provisions	and
	for site			for	actuarial		Provision
	restoration,			taxes	provisions	Provision	for	Provision
	abandonment		Provision	other than	for Eni’s	for	OIL	for
	and social	Environmental	for	income	insurance	losses on	insurance	redundancy
(€ million)	projects	provision	litigations	taxes	companies	investments	cover	incentives	Other	Total
Carrying amount at December 31, 2020	9,362	2,263	385	170	258	198	95	53	654	13,438
New or increased provisions	—	289	234	34	102	15	2	1	219	896
Initial recognition and changes in estimates	195	—	—	—	—	—	—	—	—	195
Accretion discount	153	(9)	—	—	—	—	—	—	—	144
Reversal of utilized provisions	(469)	(313)	(90)	(9)	(63)	—	—	(3)	(308)	(1,255)
Reversal of unutilized provisions	—	(10)	(72)	(8)	—	(16)	(4)	(36)	(45)	(191)
Currency translation differences	445	2	21	8	—	3	1	—	8	488
Other changes	(65)	(16)	(26)	16	(2)	(5)	(1)	—	(23)	(122)
Carrying amount at December 31, 2021	9,621	2,206	452	211	295	195	93	15	505	13,593